Taxation - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of income taxes [abstract]
Effective tax rate on profit before taxation	26.90%	16.70%	22.10%
Increase in effective tax rate on profit before taxation	10.20%